RESTATEMENT TO PREVIOUS PERIODS (Tables)	6 Months Ended
Jun. 30, 2022
Restatement To Previous Periods
SCHEDULE OF ADJUSTMENTS TO COMPARATIVE FINANCIAL INFORMATION

As a result of the change, the following adjustments were made to the comparative financial information:

For the three months ended June 30, 2021	Amounts before restatement	Restatement	Amounts restated
Condensed consolidated interim statement of loss
Weighted average number of shares outstanding – basic & diluted	26,981,074	(900,000)	26,081,074
Net loss per share – basic and diluted	$(0.28)	$(0.01)	$(0.29)

For the six months ended June 30, 2021	Amounts before restatement	Restatement	Amounts restated
Condensed consolidated interim statement of loss
Weighted average number of shares outstanding – basic & diluted	24,041,889	(497,238)	23,544,651
Net loss per share – basic and diluted	$(2.20)	$(0.05)	$(2.25)

For the six months ended June 30, 2021
Condensed consolidated interim statement of changes in shareholders’ equity	$	$	$
Share capital	76,012,250	(11,916,001)	64,096,249
Equity reserve	6,683,635	(1,831,607)	4,852,028
Balance at June 30, 2021	(6,433,224)	(13,747,308)	(20,180,832)